Finance Income and Finance Expenses - Schedule of Finance Income and Finance Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income expense [abstract]
Interest income	€ 923	€ 123	€ 13
Exchange rate gains		7,177	11,035
Total finance income	923	7,300	11,048
Interest expense	(97)	(5)	(6)
Exchange rate losses	(13,659)	(3,107)	(2,791)
Total finance expenses	€ (13,756)	€ (3,112)	€ (2,797)